Consolidated Statemenets of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
REVENUES:
Revenues	$ 132,375	$ 159,900	$ 191,520
Commissions	(5,058)	(5,806)	(4,799)
Net revenues	127,317	154,094	186,721
EXPENSES:
Voyage expenses	(17,856)	(19,429)	(10,207)
Vessel operating expenses	(55,469)	(50,634)	(41,964)
Depreciation	(47,133)	(43,084)	(37,394)
General and administrative expenses
-Management fee to related party	(10,764)	(8,962)	(8,379)
-Public company expenses	(3,853)	(4,369)	(2,981)
Early redelivery income/(cost), net	0	(532)	7,050
Loss from inventory valuation	(1,432)	(4,001)	0
Gain on asset purchase cancellation	0	3,633	0
Impairment loss	(22,826)	0	0
Operating income/(loss)	(32,016)	26,716	92,846
OTHER (EXPENSE)/INCOME:
Interest expense	(11,650)	(8,335)	(9,086)
Other finance costs	(242)	(1,132)	(1,032)
Interest income	86	821	1,008
Gain/(loss) on derivatives	(1,676)	(1,977)	813
Foreign currency (loss)/gain	347	13	(40)
Amortization and write-off of deferred finance charges	(2,793)	(1,472)	(1,252)
Net income/(loss)	(47,944)	14,634	83,257
Less preferred dividend	14,200	9,390	1,787
Net income/(loss) available to common shareholders	$ (62,144)	$ 5,244	$ 81,470
Earnings/(loss) per share in U.S.Dollars, basic and diluted	$ (0.74)	$ 0.06	$ 1.05
Weighted average number of shares, basic and diluted	83,479,636	83,446,970	77,495,029